ASSETS HELD FOR SALE - Narrative (Details)	Jun. 30, 2023 MW
95 MW Wind Portfolio
Disclosure of detailed information about property, plant and equipment [line items]
Wind power capacity (in MW)	95
26 MW Solar Asset
Disclosure of detailed information about property, plant and equipment [line items]
Solar power capacity (in MW)	26